DEBT - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2023	Sep. 30, 2025	Aug. 31, 2025	May 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	May 01, 2024	Mar. 31, 2024	Feb. 01, 2024	Jan. 31, 2024	May 30, 2023	Apr. 30, 2023	Feb. 28, 2023
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,855,300				$ 1,736,850
Warehouse Facility 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 250,000	$ 200,000
Warehouse Facility 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000					350,000
Increase in line of credit facility, maximum borrowing capacity	$ 100,000
Warehouse Facility 3
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 100,000		$ 200,000	$ 100,000
Warehouse Facility 3 Amendment 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 100,000		$ 150,000
Revolving Credit Facility | Warehouse Facility 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 150,000		$ 250,000
Revolving Credit Facility | Warehouse Facility 4
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 335,300						$ 237,500					$ 200,000
Revolving Credit Facility | Warehouse Facility 4 | Common Class A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					300,000						200,000
Revolving Credit Facility | Warehouse Facility 4 | Common Class B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 35,300						$ 37,500
Revolving Credit Facility | REIT Warehouse
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 200,000				$ 150,000
Revolving Credit Facility | MSR Financing
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 30,000
Revolving Credit Facility | Lender 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 40,000